VANECK INDONESIA INDEX ETF

SCHEDULE OF INVESTMENTS

September 30, 2022 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 99.9%
Automobiles & Components: 5.7%
Astra International Tbk PT	5,070,100	$2,194,082
Banks: 29.6%
Allo Bank Indonesia Tbk PT *	1,117,500	154,048
Bank Aladin Syariah Tbk PT *	1,993,400	223,198
Bank Central Asia Tbk PT	5,810,600	3,243,705
Bank Jago Tbk PT *	1,330,100	573,520
Bank Mandiri Persero Tbk PT	4,117,202	2,528,128
Bank Negara Indonesia Persero Tbk PT	2,557,332	1,495,778
Bank Neo Commerce Tbk PT *	1,546,400	89,159
Bank Rakyat Indonesia Persero Tbk PT	10,995,933	3,218,207
		11,525,743
Capital Goods: 2.0%
Jardine Cycle & Carriage Ltd.	33,788	791,001
Diversified Financials: 0.6%
BFI Finance Indonesia Tbk PT	2,860,400	214,739
Energy: 10.1%
Adaro Energy Indonesia Tbk PT	5,483,000	1,413,966
Banpu PCL (NVDR)	2,203,629	714,384
Bukit Asam Tbk PT	1,342,900	365,728
Bumi Resources Tbk PT *	36,913,400	332,105
United Tractors Tbk PT	511,469	1,098,198
		3,924,381
Food & Staples Retailing: 2.7%
Sumber Alfaria Trijaya Tbk PT	6,691,000	1,050,045
Food, Beverage & Tobacco: 7.2%
Charoen Pokphand Indonesia Tbk PT	2,473,600	916,617
First Pacific Co. Ltd.	705,250	214,431
Golden Agri-Resources Ltd.	1,252,100	230,138
Gudang Garam Tbk PT	158,300	238,250
Indofood CBP Sukses Makmur Tbk PT	759,700	431,336
Indofood Sukses Makmur Tbk PT	1,505,100	594,697
Japfa Comfeed Indonesia Tbk PT	1,809,200	179,552
		2,805,021
Health Care Equipment & Services: 0.9%
Mitra Keluarga Karyasehat Tbk PT	1,856,197	353,131
Household & Personal Products: 1.6%
Unilever Indonesia Tbk PT	1,961,900	620,571
Materials: 14.6%
Aneka Tambang Tbk	2,883,500	365,367
Avia Avian Tbk PT	5,310,000	276,943
Barito Pacific Tbk PT	9,320,600	485,400
Berkah Beton Sadaya Tbk PT	1,736,300	461,797
Bumi Resources Minerals Tbk PT *	27,707,000	254,735
Chandra Asri Petrochemical Tbk PT	3,559,136	559,907
Indah Kiat Pulp & Paper Tbk PT	881,500	520,809

	Number of Shares	Value
Materials (continued)
Indocement Tunggal Prakarsa Tbk PT	618,400	$384,625
Merdeka Copper Gold Tbk PT *	4,294,195	1,105,345
Nickel Industries Ltd.	551,758	279,995
Pabrik Kertas Tjiwi Kimia Tbk PT	427,000	206,109
Semen Indonesia Persero Tbk PT	996,400	487,264
Vale Indonesia Tbk PT *	715,400	298,218
		5,686,514
Media & Entertainment: 1.3%
Elang Mahkota Teknologi Tbk PT	5,039,100	500,023
Pharmaceuticals, Biotechnology & Life Sciences: 2.1%
Kalbe Farma Tbk PT	6,749,600	809,571
Real Estate: 1.7%
Bumi Serpong Damai Tbk PT *	2,974,100	176,453
Ciputra Development Tbk PT	2,990,695	186,581
Pakuwon Jati Tbk PT	5,118,400	151,406
Summarecon Agung Tbk PT	3,735,800	145,656
		660,096
Retailing: 7.1%
Bukalapak.com PT Tbk *	18,717,800	329,865
GoTo Gojek Tokopedia Tbk PT *	152,169,000	2,431,224
		2,761,089
Telecommunication Services: 10.7%
Indosat Tbk PT	387,000	183,386
Sarana Menara Nusantara Tbk PT	8,045,300	650,400
Smartfren Telecom Tbk PT *	31,481,500	164,553
Telkom Indonesia Persero Tbk PT (ADR) †	88,127	2,542,464
Tower Bersama Infrastructure Tbk PT	2,143,700	397,196
XL Axiata Tbk PT	1,433,975	230,660
		4,168,659
Transportation: 0.9%
Jasa Marga Persero Tbk PT *	746,450	158,446
Transcoal Pacific Tbk PT	342,900	204,918
		363,364
Utilities: 1.1%
Perusahaan Gas Negara Tbk PT	3,573,600	409,288
Total Common Stocks (Cost: $47,703,267)		38,837,318

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.4%
Money Market Fund: 0.4% (Cost: $151,370)
State Street Navigator Securities Lending Government Money Market Portfolio	151,370	151,370

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VANECK INDONESIA INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Number of Shares	Value
Total Investments: 100.3%

	Number of Shares	Value
(Cost: $47,854,637)		$38,988,688
Liabilities in excess of other assets: (0.3)%		(105,794)
NET ASSETS: 100.0%		$38,882,894

Definitions:

ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $147,135.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Communication Services	12.0%	$4,668,682
Consumer Discretionary	12.8	4,955,171
Consumer Staples	11.5	4,475,637
Energy	10.1	3,924,381
Financials	30.3	11,740,482
Health Care	3.0	1,162,702
Industrials	2.9	1,154,365
Materials	14.6	5,686,514
Real Estate	1.7	660,096
Utilities	1.1	409,288
	100.0%	$38,837,318
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